MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000






                                        July 23, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust VII (File Nos. 2-68918 and 811-3090), on Behalf of MFS(R)Capital Opportunities Fund

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Prospectus and Statement of Additional Information ("SAI") dated April 1, 2003 of the above-named fund. The Prospectus and SAI was filed electronically with the Securities and Exchange Commission on March 28, 2003, pursuant to Rule 485BPOS under the Securities Act of 1933 (EDGAR Accession No. 0000950156-03-000128).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Prospectus and SAI filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant Clerk
                                        of the Trust